Not FDIC Insured May Lose Value No Bank Guarantee
1
Statements of Investments
(unaudited)
Franklin Equity Portfolio Fund 2
Franklin Fixed Income Portfolio Fund 3
Notes to Financial Statements 4

Franklin ETF Trust
Statement of Investments (unaudited), June 30, 2021
Franklin Equity Portfolio Fund
Quarterly Statement of Investments See Notes to Statement of Investments.
2
See Abbreviations on page 6 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.8%
Domestic Equity 66.5%
a
Franklin U.S. Core Equity (IU) Fund ..................................... 16,604 $ 243,079
Foreign Equity 33.3%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,369 42,646
a
Franklin FTSE Japan ETF ............................................. 243 7,219
a
Franklin International Core Equity (IU) Fund ............................... 5,506 71,804
121,669
Total Investments In Underlying Funds and Exchange Traded Funds (Cost $297,189)
364,748
a a a a
Short Term Investments 0.1%
a
Money Market Funds 0.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 428 428
Total Money Market Funds (Cost $428) .........................................
428
Total Short Term Investments (Cost $428 ) ......................................
428
a
Total Investments (Cost $297,617) 99.9% .......................................
$365,176
Other Assets, less Liabilities 0.1% .............................................
413
Net Assets 100.0% ...........................................................
$365,589
a
See Note 4 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin ETF Trust
Statement of Investments (unaudited), June 30, 2021
Franklin Fixed Income Portfolio Fund
See Notes to Statement of Investments. Quarterly Statement of Investments
3
See Abbreviations on page 6 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
94.6%
Domestic Fixed Income 94.6%
a
Franklin Liberty Federal Tax-Free Bond ETF ............................... 164 $ 4,470
a
Franklin Liberty High Yield Corporate ETF ................................. 57 1,513
a
Franklin Liberty Investment Grade Corporate ETF ........................... 288 7,545
a
Franklin Liberty Senior Loan ETF ....................................... 89 2,220
a
Franklin Liberty Short Duration U.S. Government ETF ........................ 62 5,885
a
Franklin Liberty U.S. Core Bond ETF ..................................... 1,808 46,122
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 155 3,739
Schwab U.S. TIPS ETF ............................................... 59 3,688
75,182
Total Investments In Underlying Funds and Exchange Traded Funds (Cost $76,535)
75,182
a a a a
Short Term Investments 0.3%
a
Money Market Funds 0.3%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 235 235
Total Money Market Funds (Cost $235) .........................................
235
Total Short Term Investments (Cost $235 ) ......................................
235
a
Total Investments (Cost $76,770) 94.9% ........................................
$75,417
Other Assets, less Liabilities 5.1% .............................................
4,055
Net Assets 100.0% ...........................................................
$79,472
a
See Note 4 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin ETF Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
1. Organization
Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP) . The Funds
invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by
Franklin Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC)
website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
Effective July 15, 2020, the Trust began offering shares of the Franklin Equity Portfolio Fund and Franklin Fixed Income
Portfolio Fund.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
4. Investments in FT Underlying Funds
The Fund invests in FT Underlying Funds which are managed by affiliates of the Fund’s administrative manager, Franklin
Templeton Services, LLC. The Fund does not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Franklin ETF Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Investments in FT Underlying Funds for the three months ended June 30, 2021, were as follows:
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Equity Portfolio Fund
Non-Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... $ 42,092 $ 2,047 $ (2,647) $ 27 $ 1,127 $ 42,646 3,369 $ 154
Franklin FTSE Japan ETF ..... 6,508 1,250 (364) (9) (166) 7,219 243 96
Franklin International Core Equity
(IU) Fund ................ 66,723 6,632 (5,798) 301 3,946 71,804 5,506 783
Franklin U.S. Core Equity (IU) Fund 228,539 12,780 (18,821) 371 20,210 243,079 16,604 874
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 1,429 22,591 (23,592) — — 428 428 —
Total Non-Controlled Affiliates $345,291 $45,300 $(51,222) $690 $25,117 $365,176 $1,907
Total Affiliated Securities .... $345,291 $45,300 $(51,222) $690 $25,117 $365,176 $1,907
Franklin Fixed Income Portfolio Fund
Non-Controlled Affiliates
Franklin Liberty Federal Tax-Free
Bond ETF ................ 4,514 164 (271) (3) 66 4,470 164 20
Franklin Liberty High Yield
Corporate ETF ............ 1,471 106 (79) (1) 16 1,513 57 19
Franklin Liberty Investment Grade
Corporate ETF ............ 7,372 256 (284) (14) 215 7,545 288 52
Franklin Liberty Senior Loan ETF 2,235 175 (200) (1) 11 2,220 89 20
Franklin Liberty Short Duration U.S.
Government ETF ........... 5,997 286 (381) (3) (14) 5,885 62 13
Franklin Liberty U.S. Core Bond
ETF .................... 46,180 3,422 (4,072) (170) 762 46,122 1,808 255
Franklin Liberty U.S. Treasury Bond
ETF .................... 3,725 169 (191) (11) 47 3,739 155 16
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 536 9,350 (9,651) — — 235 235 —
Total Non-Controlled Affiliates $72,030 $13,928 $(15,129) $(203) $1,103 $71,729 $395
Total Affiliated Securities .... $72,030 $13,928 $(15,129) $(203) $1,103 $71,729 $395
4. Investments in FT Underlying Funds
(continued)

Franklin ETF Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2021, all of the Funds' investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Statement(s) of Investments.
6. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ETF Exchange-Traded Fund
5. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.